Schedule of Earning Per Shares, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss	$ (2,160,998)	$ (48,319,475)
Deemed dividend on Series B Preferred Stock redemption	(241,435)
Net loss attributable to common stockholders	$ (2,402,433)	$ (48,319,475)
Weighted average shares outstanding - basic	2,921,648	2,772,867
Weighted average shares outstanding - diluted	2,921,648	2,772,867
Basic net loss per share	$ (0.82)	$ (17.43)
Diluted net loss per share	$ (0.82)	$ (17.43)